Cover	Jul. 25, 2022
Cover [Abstract]
Entity Registrant Name	Stark Focus Group, Inc.
Entity Central Index Key	0001794942
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 25, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-237100
Entity Tax Identification Number	32-0610316
Entity Address Address Line 1	38 S Federal Highway #10-199
Entity Address City Or Town	Dania Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33004
City Area Code	352
Local Phone Number	562 – 0289
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false